Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expenses
Office	$ 44,058	$ 63,515	$ 111,434
Finance and interest	55,265	54,339	42,372
Legal, accounting and audit	27,204	18,090	30,246
Rent	12,000	17,600	28,627
Regulatory and transfer fees	4,596	5,440	6,051
Consulting	879	509	823
Shareholder communication	3,135	1,363	758
Total expenses	(147,137)	(160,856)	(220,311)
Other income	0	0	36,377
Net and comprehensive Loss	$ (147,137)	$ (160,856)	$ (183,934)
Basic and Diluted Loss per Common Share	$ (0.02)	$ (0.02)	$ (0.07)
Weighted Average Number of Common Shares Outstanding	7,116,819	6,889,421	2,782,996